INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS, NET
2024	$ 1,224
2025	722
2026	15
2027	15
2028	15
2029 and thereafter	42
Intangible assets, net	$ 2,033	$ 3,299